FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
NOTE 16 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company is exposed to a variety of financial risks, which result from its financing, operating and investing activities. The objective of financial risk management is to minimize exposures in these financial risks and to mitigate a negative impact on the Company’s financial performance and position. The Company’s financial instruments are its cash and cash equivalents, trade and other receivables, capital notes and loans from related parties, lease liabilities, trade and other payables and employee benefit liabilities. The Company actively measures, monitors and manages its financial risk exposures by various functions pursuant to the segregation of duties and principals. The risks arising from the Company’s financial instruments are mainly credit risks and currency risk. The risk management policies employed by the Company to manage these risks are discussed below.

A.	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the end of the reporting year.

The Company closely monitors the activities of its counterparties enabling it to ensure the prompt collection of customer balances. Furthermore, the Company engages only with reputable customers.

The Company generated revenues exceeding 10% of its consolidated annual revenues from three customers in the year ended December 31, 2021 and 2020 (of which one is a related party) and four customers in the year ended December 31, 2019 (of which two are related parties). For revenues from related parties, see Note 6. We generated 45%, 54% and 40% of our revenues in the years ended December 31, 2021, 2020 and 2019, respectively, from the Michigan Joint Operation and 14%, 11% and 12% of our revenues in the years ended December 31, 2021, 2020 and 2019, respectively, from Sazka.

As of December 31, 2021, and 2020, the Company had trade receivables outstanding, exceeding 10% of the Company’s consolidated trade receivables, from two customers. Sazka accounted for 73% and 43% of trade receivables outstanding as of December 31, 2021 and 2020, respectively, and William Hill accounted for 22.0% and 55.0% of trade receivables outstanding as of December 31, 2021 and 2020, respectively.

B.	Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates.

Foreign exchange risk also arises when Company operations are entered into in currencies denominated in a currency other than the functional currency.

The Company has discretion to hedge some or all of its forecast operational costs in Israel up to 12 months. Currency exposures are monitored by the Company monthly.

C.	Sensitivity analysis to the currency risk

The Company has not presented a sensitivity analysis for the impact on its statement of comprehensive income (loss) of potential movements in currencies rates, as the change in the fair value of its financial instruments would be negligible.

D.	Liquidity risk

The Company monitors its liquidity in order to ensure that sufficient liquid resources are available to allow it to meet its obligations.

The following table details the contractual maturity analysis of the Company’s financial liabilities (representing undiscounted contractual cash-flows):

	As of December 31, 2021
	In 3 months	Between 3 months and 1 year	More than 1 year	Total
	U.S. dollars (in thousands)
Capital notes and accrued interest due to Aspire Group		22,420		22,420
Loans due to WH			11,267	11,267
Lease liabilities		779	7,820	8,599
Trade and other payables	9,475			9,475
Total	9,475	23,199	19,087	51,761

	As of December 31, 2020
	In 3 months	Between 3 months and 1 year	More than 1 year	Total
	U.S. dollars (in thousands)
Capital notes and accrued interest due to Aspire Group			22,419	22,419
Loans due to WH		2,022	11,155	13,177
Lease liabilities		1,651	1,855	3,506
Trade and other payables	4,910			4,910
Total	4,910	3,673	35,429	44,012